SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment (Details) - segment	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Number of Operating Segments		1	2
Number of Reportable Segments	3	1	2